Share Capital and Share Premium - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Exercise of Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Increase in share capital	$ 90
Increase in share premium	9,300
Exercise of Company Options
Disclosure Of Classes Of Share Capital [Line Items]
Increase in share capital	2
Increase in share premium	$ 138
Ordinary Shares | Exercise of Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares	749,641
Ordinary Shares | Exercise of Company Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares	14,910